Vessels in Operation, less Accumulated Depreciation	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessels in Operation, less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2014	December 31, 2013
Cost	$1,070,627	$1,014,473
Accumulated Depreciation	(234,146)	(196,598)
Drydock expenditure – in progress	56	—

Net book value	$836,537	$817,875

On October 28, 2014, the Company acquired an 8,063 TEU containership (OOCL Tianjin) from OOCL for a purchase price of $55 million.

Variations in net book value of vessels, including drydocking, are presented below:

	December 31, 2014	December 31, 2013
Opening balance	$817,875	$856,394
Additions in the period	59,721	1,866
Depreciation expense	(41,059)	(40,385)

Closing balance	$836,537	$817,875

As of December 31, 2014, 17 of the 18 vessels were pledged as collateral under the 2019 Notes and Revolving Credit Facility (see note 9).